Long-Term Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended											0 Months Ended			0 Months Ended				0 Months Ended		0 Months Ended						0 Months Ended									0 Months Ended									0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 03, 2011 interest_rate_swap	Jun. 03, 2011 Contracts	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 06, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2011 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Dec. 31, 2011 Term Loan	Feb. 06, 2009 Term Loan	Jun. 03, 2011 Interest Rate Swap	Feb. 06, 2009 Revolving Credit Facility	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Nov. 16, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Term Loan 7.12% Medium-term Notes Due 2010	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Capital Expenditure Facility	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Meduim-term Notes 7.96% Senior Medium-term Notes Due 2010	Dec. 31, 2011 Prime Rate	Dec. 31, 2011 LIBOR Capital Expenditure Facility
Debt Instrument [Line Items]
Long-term debt			$ 5,566,860,000			$ 298,000,000	$ 782,000,000	$ 545,000,000	$ 258,000,000		$ 500,000,000	$ 500,000,000	$ 0	$ 450,000,000	$ 450,000,000	$ 450,000,000				$ 1,225,000,000				$ 3,773,860,000	$ 3,463,860,000	$ 45,000,000	$ 45,000,000	$ 0		$ 0	$ 25,000,000	$ 250,000,000	$ 250,000,000	$ 0	$ 300,000,000	$ 300,000,000	$ 0		$ 0	$ 260,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 325,000,000	$ 325,000,000	$ 325,000,000
Term of debt instrument (in years)						5 years								10 years			5 years	5 years	5 years	5 years							40 years						30 years			30 years							30 years			30 years
Stated interest rate percent											6.00%	6.00%		6.50%	6.50%											4.70%	4.70%		9.57%	9.57%		4.434%	4.434%		5.638%	5.638%		7.69%	7.69%		5.764%		5.764%	5.795%		5.795%	7.12%		7.96%
Repayments of long-term debt	1,273,000,000	744,000,000															484,000,000	1,225,000,000			9,900,000		779,300,000						25,000,000									260,000,000									7,000,000	400,000,000	225,000,000
Number of interest rate derivatives held				3	2
Redemption payment term, percentage of principal amount														101.00%
Current borrowing capacity of line of credit										1,000,000,000												1,000,000,000		1,150,000,000
Outstanding amount for line of credit								$ 545,000,000
Basis spread on variable rate (percent)																																																		1.00%	2.00%
Commitment fee percentage for line of credit			0.75%